Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value

Financial assets and liabilities that are measured at fair value on a recurring basis are classified as Level 1, Level 2, and Level 3 as follows:

	As of March 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$130,323,297	$130,323,297	$—	$—
Total assets	$130,323,297	$130,323,297	$—	$—

Liabilities:
Customer rewards liability	$7,365,544	$—	$—	$7,365,544
March 2025 Investor Note	52,813,643	—	—	52,813,643
Total liabilities	$60,179,187	$—	$—	$60,179,187
	As of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Digital assets	$102,138,351	$102,138,351	$—	$—
Total assets	$102,138,351	$102,138,351	$—	$—

Liabilities:
Customer rewards liability	$8,569,651	$—	$—	$8,569,651
SAFEs	171,080,533	—	—	171,080,533
Total liabilities	$179,650,184	$—	$—	$179,650,184

The following table presents information about the Company’s assets that are measured at fair value on December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Investments held in Trust Account	$51,289,643	$51,289,643	$—	$—
	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Investments held in Trust Account	$165,653,149	$165,653,149	$—	$—

Schedule of Black Scholes Model for the Promissory Note

The following table summarizes the significant inputs which the fair value measurements associated with the convertible note was determined:

	As of March 31, 2025	As of December 31, 2024
Risk-Free Rate (continuously compounded)	3.89%	—
Fold Volatility (Annual)	92.29%
Bitcoin Volatility (Annual)	60.53%	—
Note Term	5.00 Years	—
Fold Stock Price	$6.20	—
Bitcoin Price	$82,548.91
Correlation (Fold and Bitcoin)	0.3737
Conversion price	$12.50	—
Dividend Yield (Annual)	0.00%	—

The key inputs into the Black Scholes model for the promissory note were as follows at January 3, 2024:

Input	January 3, 2024
Risk-free interest rate	3.90%
Term (in years)	5.0
Probability of de-SPAC	20.0%
Exercise price	$11.50
Public Warrant Price	$0.053

Schedule of Fair Value of the Level 3 Note Payable

The following table summarizes the changes in fair value associated with Level 3 convertible note financial instruments held at the beginning or end of the periods presented:

Convertible Note
Balance at December 31, 2024	—
Additions	46,279,500
Fair Value adjustment, Day one loss on issuance of debt	12,753,994
Fair Value adjustment, Change in fair value	(6,219,851)
Balance at March 31, 2025	$52,813,643
The following table presents the changes in the fair value of the Level 3 note payable:
Fair value as of December 31, 2023	$—
Initial value	550,000
Fair value as of December 31, 2024	550,000

Schedule of Changes in Fair Value Associated With Level 3 SAFE Financial Instruments Held

The following table summarizes the changes in fair value associated with Level 3 SAFE financial instruments held at the beginning or end of the periods presented:

SAFEs
Balance at January 1, 2024	$10,601,545
Proceeds from issuances of SAFEs	500,000
Change in fair value of SAFEs	95,064
Balance at March 31, 2024	11,196,609
Proceeds from issuances of SAFEs	71,606,134
Change in fair value of SAFEs	88,277,790
Balance at December 31, 2024	171,080,533
Proceeds from issuances of SAFEs	—
Change in fair value of SAFEs	6,503,113
Conversion of SAFEs	(177,583,646)
Balance at March 31, 2025	$—